Business combinations (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combination

Description	Fair value of assets and liabilities

Assets
Cash and cash equivalents	3,971
Accounts receivable	3,637
Inventories	1,624
Taxes recoverable	1,399
Other assets	458
Property and equipment (a)	74,205
85,294
Liabilities
Loans and financing	(16,540)
Accounts payable	(5,764)
Salaries, accruals and payroll charges	(2,707)
Taxes payable	(824)
Provision for tax, civil and labor risks (b)	(1,687)
Other liabilities	(650)
(28,172)
Net assets acquired	57,122
Consideration at present value	114,568
Goodwill for expected future profitability	57,446
Cash flows
Net cash acquired with subsidiary	3,971
Payment	(42,684)
Net cash flow from acquisition	(38,713)

(a)	The Company carried out the fair value measurement of property and equipment based on conditions at the acquisition date. Fair value recognized in this line item amounts to R$56,820.
(b)	The Company recognized R$500 of fair value from possible contingencies.